FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 30, 2017
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 5. FINANCIAL INSTRUMENTS

        As of December 30, 2017, the aggregate U.S. dollar equivalent notional value of our outstanding commodity contracts and foreign exchange contracts was $3.8 million and $1.37 billion, respectively.

        We recognize derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. We designate commodity forward contracts on forecasted purchases of commodities and foreign exchange contracts on forecasted transactions as cash flow hedges. We also enter into foreign exchange contracts to offset risks arising from foreign exchange rate fluctuations.

        The following table shows the fair value and balance sheet locations of cash flow hedges as of December 30, 2017 and December 31, 2016:

	Asset			Liability
(In millions)	Balance Sheet Location	2017	2016	Balance Sheet Location	2017	2016

Foreign exchange contracts	Other current assets	$.4	$3.0	Other accrued liabilities	$.6	$1.0
Commodity contracts	Other current assets	–	.5	Other accrued liabilities	–	–
Commodity contracts	Other assets	–	.1

		$.4	$3.6		$.6	$1.0

        The following table shows the fair value and balance sheet locations of other derivatives as of December 30, 2017 and December 31, 2016:

	Asset			Liability
(In millions)	Balance Sheet Location	2017	2016	Balance Sheet Location	2017	2016

Foreign exchange contracts	Other current assets	$3.5	$1.6	Other accrued liabilities	$5.6	$6.8

Cash Flow Hedges

        For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of "Accumulated other comprehensive loss" and reclassified into earnings in the same period(s) during which the hedged transaction impacts earnings. Gains and losses on the derivatives, representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness, are recognized in current earnings.

        Gains (losses), before taxes, recognized in "Accumulated other comprehensive loss" (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2017	2016	2015

Foreign exchange contracts	$(2.2)	$.2	$(.1)
Commodity contracts	(.6)	.6	(.7)

	$(2.8)	$.8	$(.8)

        The amounts recognized in income related to the ineffective portion of, and the amount excluded from, effectiveness testing for cash flow hedges and derivatives not designated as hedging instruments were immaterial in 2017, 2016, and 2015.

        As of December 30, 2017, we expected a net loss of approximately $.3 million to be reclassified from "Accumulated other comprehensive loss" to earnings within the next 12 months.

Other Derivatives

        For other derivative instruments, which are not designated as hedging instruments, the gain or loss is recognized in current earnings. These derivatives are intended to offset certain of our economic exposures. The following table shows the components of the net gains (losses) recognized in income related to these derivative instruments.

(In millions)	Location of Net Gains (Losses) in Income	2017	2016	2015

Foreign exchange contracts	Cost of products sold	$(1.2)	$2.8	$2.9
Foreign exchange contracts	Marketing, general and administrative expense	(42.9)	4.1	2.9

		$(44.1)	$6.9	$5.8

Net Investment Hedge

        In March 2017, we designated our €500 million of euro-denominated 1.25% senior notes due 2025 as a net investment hedge of our investment in foreign operations. The net assets from the investment in foreign operations were greater than the senior notes, and as such, the net investment hedge was effective. Refer to Note 4, "Debt and Capital Leases," for more information.

        Gain (loss), before tax, recognized in "Accumulated other comprehensive loss" (effective portion) related to the net investment hedge was as follows:

(In millions)	2017	2016		2015

Foreign currency denominated debt	$(63.7)	$	N/A	$	N/A

        We recorded no ineffectiveness from our net investment hedge in earnings during 2017.